Income Taxes, Reconciliation of Deferred Tax Assets and Liabilities, Net (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 USD ($)
Reconciliation of Deferred Tax Assets and Liabilities, Net [Abstract]
Beginning balance	$ 125,485,470	$ 116,614,520
Deferred tax benefit	(6,458,253)	12,920,451
Translation effect	2,005,541	(4,202,773)
Deferred tax income recognized in OCI	10,871,997	(1,657,917)	$ 1,861,305
Deferred taxes acquired in business combinations	2,721	1,811,189
Ending balance	131,907,476	125,485,470	116,614,520
Presented in the Consolidated Statements of Financial Position as Follows [Abstract]
Deferred income tax assets	159,387,970	153,217,164		$ 8,871
Deferred income tax liabilities	(27,480,494)	(27,731,694)		$ (1,530)
Deferred tax assets and liabilities, net	131,907,476	125,485,470	$ 116,614,520
Deductible temporary differences for which no deferred tax asset is recognised	$ 60,990,905	$ 596,631,908
Results of Operations [Abstract]
Effective tax rate	37.90%	56.10%	29.90%
Foreign countries [member]
Reconciliation of Deferred Tax Assets and Liabilities, Net [Abstract]
Deferred tax benefit	$ (2,914,617)	$ 633,557	$ 7,103,867
Results of Operations [Abstract]
Effective tax rate	29.00%	36.00%	13.90%
Bottom of Range [Member] | Foreign countries [member]
Results of Operations [Abstract]
Statutory tax rates	10.00%
Top of Range [Member] | Foreign countries [member]
Results of Operations [Abstract]
Statutory tax rates	35.00%
CUCA [Member]
Presented in the Consolidated Statements of Financial Position as Follows [Abstract]
Contributed capital account	$ 718,665,249	$ 698,574,990
CUFIN [Member]
Presented in the Consolidated Statements of Financial Position as Follows [Abstract]
Contributed capital account	$ 659,299,152	$ 925,309,212